Leases - Schedule of Maturity Analysis of Company's Lease Liabilities (Details) € in Thousands, $ in Thousands	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($) [1]	Dec. 31, 2024 EUR (€)
Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease Liability	€ 33,744
Current maturities of lease liability	791	$ 928	€ 714
Long-term lease liability	32,953	$ 38,652	€ 25,324
Less than one year [Member]
Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease Liability	791
One to five years [Member]
Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease Liability	3,912
More than five years [Member]
Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease Liability	€ 29,041

[1]	Convenience translation into US$ (exchange rate as at June 30, 2025: EUR 1 = US$ 1.173)